Assumption used to Value Shares (Detail) (ZAR)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	44.40%
Expected term (months)	3 years
Weighted average risk free interest rate	2.20%
Performance Shares
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)		33.10%
Expected term (months)		3 years
Dividend yield		4.60%
Weighted average fair value (South African rand)		79.83
Performance Shares | US Interest Rates | 3 Year [Member]
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average risk free interest rate		0.20%
Bonus Shares
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	43.50%	32.00%
Dividend yield	0.60%	4.60%
Weighted average fair value (South African rand)	40.28	72.42
Bonus Shares | Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	9 months	9 months
Bonus Shares | Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	18 months	18 months
Bonus Shares | SA Interest Rates | 3 Year [Member]
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average risk free interest rate	5.50%	4.10%